SEGMENTED INFORMATION (Details 2) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Silver	$ 24,108	$ 6,900
Copper	9,392	7,060
Gold	6,768	6,376
Penalties, treatment costs and refining charges	(835)	(1,500)
Revenue	$ 39,433	$ 18,836